UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]  PRE-EFFECTIVE  AMENDMENT  NO.  2  [  ]  POST-EFFECTIVE  AMENDMENT  NO.__

                        (CHECK APPROPRIATE BOX OR BOXES)

CALVERT  IMPACT FUND, INC.                        REGISTRANT'S TELEPHONE NUMBER
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) (301) 951-4800

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES           APPROX. DATE OF PROPOSED PUBLIC
4550  MONTGOMERY  AVENUE                           OFFERING:  OCT.  31,  2000
SUITE  1000N
BETHESDA,  MD  20814

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                           WILLIAM M. TARTIKOFF, ESQ.
                        4550 MONTGOMERY AVE. SUITE 1000N
                        BETHESDA, MD 20814

Per Rule 481(a) of the 1933 Securities Act, please note that the registration statement for the Calvert Large Cap Growth Fund shall be offered to the public on October 31, 2000.

Bridgeway

September  25,  2000

Dear  Shareholder,

I am writing to inform you of the upcoming special meeting of shareholders of the Social Responsibility Portfolio of Bridgeway Fund, Inc., and to request that you take a few minutes to read the enclosed material and to mail back the proxy voting card.

You are being asked to vote on a proposal to exchange the assets of the Social Responsibility Portfolio (hereinafter referred to by name or as "your Portfolio" or "the Fund") for shares of equal value in the newly formed Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc. The Board of Directors of Bridgeway Fund, Inc., including myself, believe this change is in the best interests of your Portfolio, and you, as its shareholders. We believe that this exchange will significantly reduce expenses for current shareholders, broaden the universe of socially responsible companies we consider for inclusion in the Fund, improve the quality of the social research we use, and far exceed our previous efforts in the areas of shareholder activism and community investing. Accordingly, such a combination would be beneficial to shareholders.

Portfolio Management will continue to reside with Bridgeway Capital Management as subadvisor, and I will continue managing the Fund.


Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If Portfolio shareholders do not return their proxies, the Portfolio may have to incur the expense of additional solicitations. A speedy reply will lessen the necessity of Bridgeway trying to contact you by phone. All shareholders benefit from the speedy return of proxies, regardless of how they vote.

I appreciate the time you will take to review this important matter. The Q & A that follows will assist you in understanding the proposal; however, if we may be of any assistance, please call us at (800) 661-3550, extension 5 or 11.

Sincerely,




John  N.  Montgomery
President
Bridgeway  Fund,  Inc.
Social  Responsibility  Portfolio
5615  Kirby  Drive,  Suite  518
Houston,  Texas  77005-2448

NOTICE  OF  SPECIAL  MEETING  OF  SHAREHOLDERS
To  be  held  on  October  20,  2000

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Social Responsibility Portfolio of Bridgeway Fund, Inc., will be held in the offices of Bridgeway Fund, Inc., 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448 at 10:00 a.m. on Friday, October 20, 2000 for the following purposes:


1. To consider and act on an Agreement and Plan of Reorganization, dated September 22, 2000, providing for the transfer of substantially all of the assets of the Social Responsibility Portfolio to the Calvert Large Cap Growth Fund, along with the assumption of certain identified liabilities.


2. To transact any other business that may properly come before the meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on September 20, 2000 are entitled to notice of and to vote at this meeting or any adjournment thereof.


By  order  of  the  Board  or  Directors,




Joanna  Schima
Secretary


September  25,  2000














Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Fund to avoid unnecessary expense and delay. You may also vote by telephone or the internet. Your vote is extremely important, no matter how large or small your holdings may be. No postage is required if mailed in the United States. We would be happy to reimburse any international postage; simply attach a note requesting this. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

IMPORTANT  NOTICE  TO
BRIDGEWAY  FUND  SHAREHOLDERS
IN  THE  SOCIAL  RESPONSIBILITY  PORTFOLIO

QUESTIONS  &  ANSWERS


Please read the complete text of the enclosed Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us at 800-661-3550, extension 5 or 11. We appreciate your investing with Bridgeway Fund, and look forward to a continuing relationship, whether the proposal is approved by shareholders and you become a shareholder of the Calvert Large Cap Growth Fund, which will have Bridgeway Capital Management, Inc. as its investment sub-advisor, and/or you continue to maintain an investment in other portfolios of Bridgeway Fund, Inc.


Q.     Why  am  I  receiving  a  proxy  statement?

A. The Social Responsibility Portfolio of Bridgeway Fund, Inc. is seeking your approval of the acquisition of the assets of the Portfolio by the Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc. (hereafter, "Calvert Fund".)

Q.     What  are  the  effects  of  this  acquisition?


A. The acquisition is structured so that it will be treated as a tax free reorganization. The merger will affect your Portfolio by transferring all of the assets of the Social Responsibility Portfolio to Calvert Fund. In turn, you will receive shares equal in value to value of the respective shares of the Social Responsibility Portfolio.


     As a result of this transaction, it is anticipated that Calvert Fund will enhance returns by using the combined services of Bridgeway's investment adviser and those of Calvert's investment adviser in a Fund with nearly identical investment objectives and policies.

Q.     Is  there  a  change  in  the  management  of  these  assets?


A. Yes and No. The investment adviser of Calvert Fund will be Calvert Asset Management Company, Inc., and the sub-investment adviser will be Bridgeway
Capital Management, Inc., which manages the Portfolio now. Calvert will be responsible for fund operations, social screening, and oversight of management of Calvert Fund. Bridgeway will be responsible for choosing the securities to buy and sell.


Q. Are there differences in the investment objective of the Portfolio and Calvert Fund?

A.     No,  the  investment  objectives  are  the  same.

Q. How do the expense structures and fees of the Portfolio and Calvert Fund compare?

A. Current shareholder expenses will decline. The following table reflects the current Bridgeway Portfolio expense structure and the proposed Calvert Fund estimated expense structure expressed as a percentage of average annual net assets:


                           Current Bridgeway  Portfolio   Calvert  Fund
                           Minimum            Maximum     Minimum  Maximum
Calvert  advisory  fees     N/A               N/A         0.25%     0.25%
Bridgeway subadvisory fees  0.20%             1.60%       0.20%     0.70%
Administrative fees         N/A               N/A         0.10%     0.10%
12b-1/Distribution          0.00%             0.00%       0.00%     0.00%
Other  Expenses             1.04%             1.04%       0.56%     0.56%
Gross  Fees                 1.24%             2.64%       1.11%     1.61%
Fee  Reimbursement          N/A              (0.64%)     (0.46%)   (0.46%)
Net  Fees*                  1.24%             2.00%       0.65%     1.15%

     * The Advisor has agreed to limit operating expenses (net of expense offset
arrangements  and          exclusive  of  performance fee adjustments) to 0.90%.
The  performance  fee  adjustment  is  +/-  0.25%



     Since the Fund has a performance-based sub-advisory fee, the total fees may vary in accordance with the minimum and maximum fees indicated by the table. The "Current Bridgeway Portfolio Other Expenses" are based on Fiscal Year 2000 audited numbers. The advisory and administrative fees are based on the respective management contracts. Calvert and Bridgeway have agreed to reimburse expenses to maintain a maximum 0.90% expense ratio for Class I in the first year (net of any expense offset arrangements and exclusive of any performance fee adjustment), if necessary. While they are not legally obligated to thereafter, they have no plans to change this reimbursement feature.



     Bridgeway believes this plan to be a very attractive reduction of expenses for current shareholders. Shareholders would be paying the same low expenses as the large, institutional shareholders who will be in the same class of Calvert Fund (Class I).


Q. Will you have to pay a sales load or 12b-1 (distribution) fee if you purchase additional shares of Calvert Fund?


A. No. Present accounts of shareholders in the Portfolio that become shareholder accounts of Calvert Fund with the same registration will hold the institutional Class I, avoiding all sales loads and distribution fees on current shares as well as any future shares they purchase in that class.


[/R]
     New shareholder accounts (those established after the Reorganization) will pay sales loads, distribution fees and other expenses as set forth in Calvert Fund Prospectus.
[/R]

Q.     Will  the  performance-based  fee  structure  change?


A. Yes. The basic management fee and the performance fee will be smaller. Also, the performance period could change. Bridgeway is seeking permission (in the form of a "no action letter") from the Securities and Exchange Commission to continue its current structure using a five-year performance period. If Bridgeway does not receive a "no action letter" acceptable to Calvert (at its sole discretion and determination) by June 30, 2001, then the Calvert Large Cap Growth Fund will use a shorter one-year timeframe as the performance period and the Lipper Large Cap Growth Index; though it will continue to use the S&P 500 Index in its investment objective.


Q.     How  does  Calvert/Bridgeway  expect  to  obtain  efficiencies  of scale?

A. Bridgeway has not been as successful as anticipated in bringing new assets to the Portfolio. After six years, this low volatility, tax-efficient, "five star" portfolio has attracted only $8 million in net assets.


     Calvert Fund has a different distribution method than the one used by the present Portfolio. The present Portfolio is a no load fund. Calvert Fund has different classes of shares, which are sold by its distributor through a network of financial advisors and retirement plan platforms. We believe that this distribution approach will be more successful in adding assets to the fund than the no load approach used now. We also believe that lower operating expenses will result from having a larger base of assets under management, though this cannot be guaranteed.



Q.     What  will  Bridgeway  Capital  Management,  the  advisor to your current
portfolio,  get  out  of          this  new  arrangement?



A. Monetarily, Bridgeway Fund's advisor hopes to get "a smaller piece of a bigger pie." The new fund will also allow Bridgeway to better fulfill the full spectrum of its commitment to socially responsible investing, including: (1) larger charitable donations (assuming the Calvert Fund is successful in attracting new shareholders), (2) much more meaningful shareholder activism, and
(3)  an  outlet  for  community  investing.



Q.     What  are  the  federal  tax  implications  of  the  transaction?



A. The acquisition of the assets of the Portfolio will not be a taxable event (i.e., no gain or loss will be recognized) to the Portfolio, Calvert Fund, or to you as a shareholder.


Q.     What  if  there  are  not enough votes to reach a quorum by the scheduled
special  shareholder          meeting  date?

A. If enough shareholders do not vote, we will need to take further action. We may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid additional mailings, telephone calls or other solicitations.

Q. How will you determine the number of shares of Calvert Fund that I will receive?


A. The Closing Date is scheduled for October 31, 2000, unless it is postponed. As of 4:00 p.m. Eastern Standard Time on this date, you will receive that number of full and fractional Calvert Fund shares equal in value to the shares you hold in the Portfolio on that date.



Q.     What  impact  will  the merger have on the other portfolios of Bridgeway?


A. Virtually none. The expenses of operating each of the portfolios comprising Bridgeway Fund, Inc. are allocated to the portfolio to which they apply.

Q.     Who  is  paying  for  the  expenses  related to the shareholders meeting?


A. The present Portfolio will pay for the expenses related to the shareholder meeting. However, these expenses will be fully reimbursed by Bridgeway Capital Management.



Q. Will Calvert and Bridgeway still survey shareholders to learn of the social criteria preferences?



A. Calvert will seek shareholder preferences, concerns and interests from time to time. A survey, per se, will no longer be used directly to weight and rank companies. Bridgeway and Calvert both believe that the process will result in a similar group of socially responsible companies. For example, Calvert recently applied its social standards to Bridgeway's portfolio and found that the large majority of the Portfolio companies would pass its criteria.



     Calvert will select investments on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. The Fund has developed social criteria in the following areas for Calvert Fund:

     -  Environment
     -  Labor  Relations
     -  Product  Safety
     -  Animal  Welfare
     -  Military  Weapons
     -  Community  Relations
     -  Human  Rights
     -  Indigenous  Peoples  Rights



Q.     How  do  the  directors  of  Bridgeway  Fund,  Inc.  suggest that I vote?

A. After careful consideration, the directors of your Fund unanimously recommend that you vote "FOR" the item proposed on the enclosed proxy card.

Q.     What  are  my  investment  alternatives?

A. Bridgeway Fund has other portfolios to consider that may meet your investment objectives. However, before switching your Social Responsibility holdings into one of the other Bridgeway portfolios, please be aware that any such transaction is recognized as a sale and purchase of securities for tax purposes. In other words, if the value of your Social Responsibility holdings is more than you paid for them, you will incur capital gain taxes on the profit you earn.


     The Board is very confident with the proposed merger of the Portfolio into Calvert Fund, with Calvert's strong history of investment management, its proprietary social research methodology, and shareholder activism.


Q.     How  do  I  vote  my  shares?


A. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope or by telephone or the internet. If you need any assistance, or have any questions regarding the proposal or how to vote your shares please call us at (800) 661-3550, extension 5 or 11.


Q.     Will  my  vote  make  a  difference?

A. Your vote is needed to ensure that the proposals can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in voting on this matter.

Q.     How  will  this  affect  my  account?


A. You can expect the same level of management expertise and high-quality shareholder services to which you've grown accustomed, but now from Calvert and Bridgeway. You will speak with Calvert's representative regarding future shareholder account activity. However, you may still call Bridgeway with questions regarding investment characteristics.


Q.     How  do  I  sign  the  proxy  card?

A. Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate you vote. The following guide was prepared to help you choose the proper format for signing your form:


     1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

     3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example: A valid signature for Save the Earth Corp. is any officer its by-laws or its Board of Directors authorizes to sign its official documents.


Voting  my  mail  is  quick  and  easy.  Everything  you  need  is  enclosed.

PROSPECTUS  AND  PROXY  STATEMENT


September  25,  2000


Acquisition of the Assets of Social Responsibility Portfolio, A series of Bridgeway Fund, Inc.
By an exchange for shares of Calvert Large Cap Growth Fund, A series of Calvert Impact Fund, Inc.


This Prospectus and Proxy Statement relates to the proposed transfer of all of the assets and the assumption of certain identified liabilities of the Social Responsibility Portfolio of Bridgeway Fund, Inc. in exchange for shares of Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc. Following the transfer, Calvert Large Cap Growth Fund shares will be distributed to shareholders of the Social Responsibility Portfolio in liquidation of that Portfolio and the Portfolio will be dissolved. As a result of the proposed transaction, each shareholder of the Social Responsibility Portfolio will receive that number of Calvert Large Cap Growth Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Social Responsibility Portfolio. The transaction will only occur if shareholders vote in favor of the proposed transfer.



Calvert Large Cap Growth Fund (hereinafter referred to by name or "Calvert Fund") is a series of Calvert Impact Fund, Inc., a newly formed open-end diversified management investment company. The investment objective of the Calvert Fund and the Social Responsibility Portfolio are the same: To exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested represents the "stock market" in this objective.



Portfolio shares are sold to the public, with no sales charges as it is a series of Bridgeway Fund, Inc., a no load fund. The shares of Calvert Fund will be sold to the public with a maximum sales charge of 4.75% in a variety of Classes (A, B, C and I). The sales charge is added to the purchase price of shares, but will not be applied to shares issued in the Reorganization (See "Purchase Procedures"). Both the Portfolio and Calvert Fund have 12b-1 plans which permit these funds to pay certain expenses associated with the distribution of shares, although under the terms of the Bridgeway Fund 12b-1 Plan, all such charges are presently paid for by its Advisor, Bridgeway Capital Management, Inc.


This Prospectus and Proxy Statement is expected to be mailed to shareholders of record on or about September 25, 2000.


This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely information about Calvert Fund that a prospective investor should know before investing. Additional information has been filed with the Securities and Exchange Commission and is available upon oral or written request and without charge. A copy of the Prospectus and Statement of Additional Information for the Bridgeway Portfolio may be obtained without charge by writing the Portfolio at 5615 Kirby Drive, Suite 518, Houston, TX 77005-2448, or by calling (800) 661-3550. Similar information about Calvert Fund can be obtained without charge by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling (800) 368-2745.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The shares offered by this prospectus and proxy statement are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the FDIC, the federal reserve board, or any other agency. When investors sell shares of the funds, the value may be higher or lower than the amount originally paid.

TABLE  OF  CONTENTS


     Synopsis                                      9
     Risk  Factors                                 9
     Expense  Comparisons                         12
     Reasons  for  the  Reorganization            13
     Comparison  of  Investment  Policies         14
     Information  about  the  Reorganization      15
     Information  about  Calvert  Fund            18
     Comparative  Information  on  Shareholder
        Rights                                    25
     General  Information  about  the  Funds      26
     Other  Business                              26
     Voting  Information                          26
     Adjournment                                  27
     Exhibit  A  -  Agreement  and  Plan  of
        Reorganization                            29

SYNOPSIS

Proposed Transaction. The Directors of the Portfolio have authorized the Portfolio and Calvert Fund to enter into an Agreement and Plan of Reorganization (the "Agreement" or "Plan") providing for the transfer of all the assets and certain identified liabilities of the Portfolio in exchange for like shares of the Calvert Fund. Following the transfer, Calvert Fund shares will be distributed to the shareholders of the Portfolio in liquidation and/or dissolution of the Portfolio. As a result of the proposed transaction, each shareholder of the Portfolio will receive that number of full and fractional Calvert Fund shares equal in value at the date of the exchange to the value of such shareholder's shares of the Portfolio. For the reasons stated above, the Directors, including the independent Directors, have concluded that the Reorganization would be in the best interests of the shareholders of the Portfolio and recommend shareholder approval.


Tax Consequences. It is the opinion of counsel to the Portfolio that no gain or loss will be recognized by the Portfolio shareholders as a result of the Reorganization. The tax basis of Calvert Fund shares received by a shareholder of the Portfolio will be the same as the tax basis of the Portfolio shareholder's shares prior to the Reorganization. See "Information about the Reorganization."



Investment Objectives and Policies. Shareholders should consider that the investment objectives and policies of both the Portfolio and Calvert Fund are essentially the same. Both have the investment objective of seeking to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested represents the "stock market" in this objective.



While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund will be invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Calvert Fund invests both in value and growth companies, although the Fund has a strong bias toward growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings. Growth companies are the "engine" of the Fund, while value companies help lessen Fund volatility (short term risk)."



The sole difference between the investment policies of the Portfolio and Calvert Fund is that the Portfolio's policies state that the social criteria of the companies that it will invest in are generally in line with those of its shareholders. The Calvert Fund investment policy contains no such statement and reserves that judgment for its investment adviser and sub-adviser.



Both the Portfolio and Calvert Fund have a similar secondary portfolio strategy, which is "to use exchange-traded, stock index options and futures." These investments are intended to help keep the long term average market risk of the Fund equal to the market itself. At any one point in time, however, the Portfolio market exposure may be as high as 150% or as low as 50% of the market. Calvert and Bridgeway believe that the use of these instruments will allow them to better manage the Fund's level of risk; it does not try to leverage overall market risk in the long term.

The fundamental investment restrictions of both the Portfolio and Calvert Fund are essentially identical except that Calvert Fund has streamlined its investment restrictions so that they are not more restrictive than the current law, recognizing that the federal and state laws governing mutual funds have been changed several times in the last few years. Under current Federal law, the policies/restrictions that are required to be fundamental are those concerning diversification, borrowing money, the issuance of senior securities, underwriting of securities issued by other persons, the purchase and sale of real estate and commodities, the policy about making loans to other persons, and the concentration of investments in a particular industry or group of industries.



Thus, Calvert Fund does not have a fundamental investment restriction governing investing to exercise control as such a prohibition is no longer applicable. Calvert Fund also may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of the Fund's total assets and except by engaging in reverse repurchase agreements; whereas the Portfolio similarly may not issue senior securities, except that it may borrow on a secured or unsecured basis from banks up to 50% of net assets (not including the amount borrowed) for the purchase of securities, and any Portfolio may borrow on a secured or unsecured basis from banks up to 5% of its total assets on an unsecured basis from banks for temporary or emergency purposes. Further, Calvert Fund also restricts buying or selling real estate, but expands upon this restriction so that the Fund may not invest directly in commodities or real estate, although the Fund may invest in financial futures, and in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.



The last differences between the fundamental investment restrictions of the Portfolio and Calvert Fund govern: (a) the purchase of securities on margin; (b) short sales; (c) investing in options or futures on individual commodities; and
(d) investing in options or futures if the aggregate initial margins and premiums required to establish such non-hedging positions exceed 5% of net assets, which are nonfundamental investment restrictions for Calvert Fund.



Similarly, Calvert Fund has adopted nonfundamental restrictions that vary from those of the Portfolio to the extent that an investment restriction has been changed to better conform to the federal law. Thus, Calvert Fund does not have nonfundamental investment restrictions governing: (a) investing in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; (b) investing in unseasoned issuers; or (c) investing in oil, gas or mineral related programs, partnerships or leases, as such prohibitions are no longer applicable.



Additionally, Calvert Fund has adopted nonfundamental investment restrictions governing:
(a) illiquid securities, (b) reverse repurchase agreements; and (c) put or call options.



Nonetheless, it is not anticipated that any of these differences in investment restrictions will cause the Calvert Fund to be managed any differently than the Portfolio is currently.



Purchases. Shares of the Portfolio are sold at net asset value with no sales charge. Shares of Calvert Fund are sold on a continuous basis at net asset value plus the appropriate sales charge. However, the exchange of shares of the Portfolio and Calvert Fund will not result in any sales charge to Portfolio shareholders.

Neither will these shareholders incur any sales charge on additional Calvert Fund purchases in their Class I accounts either through direct purchase of Calvert Fund Class I shares, dividend reinvestment or capital gains distributions taken in the form of Calvert Fund Class I shares.



Other purchasers of Calvert Fund shares will incur sales charges. These charges will vary depending on the series purchased, any rights of accumulation to which they agree, group purchases, and letters of intent that investors may sign.



Exchange Privileges. Shareholders of the Portfolio can presently exchange their shares for shares of several other portfolios of Bridgeway Fund, Inc. You should be aware that any such exchange will be considered a taxable event pursuant to the rules and regulations of the Internal Revenue Code, as any such exchange represents a sale of shares, which may produce a gain or loss for tax purposes. There is no additional charge for Bridgeway Fund exchanges, except fees charged by some fund supermarkets or brokers.



After the Plan of Reorganization is affected, present Portfolio shareholders will be shareholders of Calvert Fund Class I and will no longer have that right to directly exchange their shares for those of other series of Bridgeway Fund, Inc. However, such a transfer could be accomplished at most fund supermarkets and some brokerage firms. In addition, you will have the ability to exchange your shares for those of other portfolios in the Calvert Group Family of Funds. As shareholders in Calvert Fund's Class I, the minimum investment requirement will have been waived for shareholders opening accounts pursuant to the Plan as of October 20, 2000. For these shareholders, additional accounts or exchanges will not be honored in Class I. Any additional accounts must be established in Class A, B or C with the applicable sales load. Additionally, no additional services or automated features can be added to an existing account, they are only available in accounts established in Class A, B or C. Exchange requests will not be accepted on any day when Calvert is open but Calvert Fund's custodian bank is closed (i.e., Columbus Day and Veteran's Day); these exchange requests will be processed the next day that Calvert Fund's custodian bank is open. Otherwise exchange privleges for the shareholders will not materially change.


Like Bridgeway, Calvert Fund and the distributor reserve the right at any time to reject or cancel any part of any purchases (including exchange purchases); modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by the prospectus. To protect the interest of investors, Calvert Fund and the distributor may reject any order considered market-timing activity.

Calvert Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.


Distribution Procedures. Shares of Calvert Fund will be sold by its distributor, Calvert Distributors, Inc., through a network of financial advisors and retirement plan platforms.


Redemption Procedures. As a Portfolio shareholder, you are aware that at any time and in any amount, shares of the Portfolio may be redeemed by sending a letter of instruction, including your name, account and fund number, the number of shares or dollar amount, and where you want the money to be sent. This letter of instruction must be signed by all required authorized signers. Further documentation may be required from corporations, fiduciaries, pension plans and institutional investors.


Shares may also be redeemed by telephone or though brokers. Calvert Fund may impose a charge of $5 for wire transfers of less than $1,000.

RISK FACTORS

The risks attendant to investing in the Calvert Fund are the same as those risks shareholders have assumed by investing in the Portfolio. General risks in investing in any fund would be that shareholders could lose money on their investment in a Fund, or the Fund could underperform.

EXPENSE  COMPARISONS


                                          Bridgeway     Pro  Forma
                                                        (Surviving
                                                     Calvert  Class  I)
Shareholder  fees
Maximum  sales  charge  (load)
imposed  on  purchases                        None          None
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)      None          None
(as  a  percentage  of  purchase  or
redemption  proceeds,  whichever  is  lower)

Annual  fund  operating  expenses1
Management  fees                              1.09%         1.05%
Distribution  and  service  (12b-1)  fees     None          None
Other  expenses                               1.04%         0.56%
Total  annual  fund  operating  expenses      2.13%         1.61%
Fee  waiver  and/or  expense  reimbursement  (0.63%)       (0.46%)2
Net  Expenses                                 1.50%         1.15%3




1 Expenses are based on estimates to reflect expenses expected to be incurred for the upcoming fiscal year for Calvert Fund, unless otherwise indicated. Management fees include a subadvisory fee, paid by the Fund to the Subadvisor. The subadvisory fee for the Calvert Fund is subject to a performance fee adjustment of +/- 0.25%, which could cause the fee to be as high as 0.70% for as low as 0.20%, depending on the Calvert Fund's performance relative to its performance index. Management fees also include an administrative fee paid by Calvert Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

2 The Advisor has agreed to limit annual fund operating expenses (net of any expense offset arrangements and exclusive of any performance fee adjustments) through November 1, 2001.
For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. Calvert Fund has an offset arrangement with its custodian bank whereby the custodian and transfer agents fees may be paid indirectly by credits on Calvert Fund's uninvested cash balances. These credits are used to reduce Calvert Fund's expenses.

3 The contractual expense cap is 0.90%, exclusive of a performance fee adjustment of +.25%. The contractual expense cap is shown as "Net expenses," this is the maximum amount of operating expenses that may be charged to Calvert Fund through November 1, 2001.

Example. This example is intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The example assumes that:

-     You  invest  $10,000  in  a  Fund  for  the  time  periods  indicated;
-     Your  investment  has  a  5%  return  each  year;  and
-     The  Fund's  operating  expenses  remain  the  same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:



Fund  (Unaudited)     1  Year     3  Years     5  Years     10  Years

Bridgeway  Fund       $158        $627         $1,122       $2,485

Calvert Fund Class I  $117        $463         $833         $1,872



Reasons  For  the  Reorganization

The Board of Directors of Bridgeway Fund, Inc., referred to herein as the "Directors", believe that the proposed Reorganization would be in the best interests of the shareholders of the Portfolio considering the small size of the Portfolio. By combining with the Calvert Fund, the Directors believe that this will allow the fund to:



1) Grow larger because of the different method of distribution that Calvert Fund uses, which will lead to economies of scale in the future. Consequently, the expenses of the Fund will fall from the current range of 1.5%-2.0% annually for current Fund shareholders to a level of just 0.9% in Calvert Fund Class I.



2) Combining Bridgeway Capital Management portfolio manager expertise with the social research facilities of Calvert may result in enhanced returns. Specifically, Bridgeway believes that returns could be enhanced by applying its financial models to a broader range of companies researched by Calvert. Previously, Bridgeway had access to social research on less than 700 companies whereas Calvert's universe is almost 7000 companies.



3) Bridgeway believes that Calvert has the industry's preeminent social research capability and that the overall quality of our social research will thus improve. Vanguard recently validated this opinion by choosing Calvert for their social index fund.



4) To date, Bridgeway's small size has hampered its ability to engage in shareholder activism. Current shareholders will benefit from Calvert's considerable expertise in this area, while also gaining access to the Calvert Social Investment Foundation for community investing.



To this end, the Directors recommend that shareholders of the Portfolio approve the exchange of its assets to the Calvert Fund for shares of Calvert Fund, which will be distributed to Portfolio shareholders upon the liquidation and/or dissolution of the Portfolio.

In determining whether to recommend approval of the Reorganization to shareholders of the Portfolio, the Directors considered a number of factors, including, but not limited to: (1) the capabilities and resources of the Calvert Fund, its Advisor and other service providers in the areas of investment, marketing, and shareholder services: (2) the expenses and advisory fees applicable to the Portfolio before the Reorganization and the estimated expense ratios for shareholders in Calvert Fund after the Reorganization; (3) the comparative investment performance of Bridgeway Capital Management, Inc. and the performance record of other Calvert managed social responsibility funds; (4) the comparative difference in their investment styles and investment and social research capabilities; (5) the terms and conditions of the Agreement and Plan of Reorganization and whether the Reorganization would result in dilution of current Portfolio shareholders' interests; (6) the potential economies of scale realizable as a result of the Reorganization; (7) the prospect of a lower management and performance fee; (8) the service features available to shareholders of both the Portfolio and the Calvert Fund; (9) the costs estimated to be incurred to complete the Reorganization; (10) the future growth prospects of the Calvert Fund after the Reorganization; and (11) the non-taxable treatment of the Reorganization.



In this regard, the Directors reviewed information provided by Bridgeway Capital Management, Inc. relating to the anticipated impact to the shareholders of the Portfolio as a result of the Reorganization. The Directors considered the probability that future increases in asset levels of the Calvert Fund are expected to result in reduced per share expenses and achievement of economies of scale, although there can, of course, be no assurances in this regard. Combining the net assets of the Portfolio with those of Calvert Fund should lead to a significant reduction of total operating expenses for shareholders of the Portfolio on a per share basis due to an immediate reduction in the performance fees applicable to Calvert Fund.


COMPARISON  OF  INVESTMENT  POLICIES


As noted in the "Summary" above, the investment objectives of both the Portfolio and Calvert Fund are identical. The Portfolio and Calvert Fund seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested represents the "stock market" in this objective.



Both the Portfolio and Calvert Fund invest in a diversified portfolio of common stocks of companies that meet the Fund's investment and social criteria. While both have the flexibility to invest in companies of all sizes, typically 80% to 95% of the portfolio will invest in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. They also invest in both value and growth companies. Both also employ a secondary portfolio strategy of using exchange-traded, stock index options and futures.

Both the Portfolio and Calvert Fund actively apply social criteria in the investment process. The Council on Economic Priorities (CEP) currently provides the Portfolio with social data on 760 companies. Bridgeway management then supplements this data with its own social research, while also surveying shareholders to determine Portfolio weights of the social criteria. The Calvert Fund applies similar social criteria utilizing Calvert's Social Research
Department. Calvert's in-house social research experts thus conduct their analysis, using four key sources: (1) In-house files on almost 7,000 companies wherein Calvert gathers information by using the Lexis -Nexis database, the world's largest news and business information service, and by subscribing to hundreds of specialty publications, ranging from industry publications to social responsibility reports; (2) Conversations with company management as to what challenges they face and what (if any) innovative programs they have that contribute to best social practices within their industry; (3) Data from U.S. environmental and social regulatory agencies; and (4) Discussions with advocacy organizations such as environmental groups, consumer groups, labor unions, and human rights organizations.



Calvert Fund also provides shareholders with the additional opportunity to realize significant social return by making charitable and venture capital investments. Through Calvert Fund's participation in the High Social Impact Investments program, up to 1% of the Fund's assets are targeted to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. Participation in the Special Equities investment program allows Calvert Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises.


INFORMATION  ABOUT  THE  REORGANIZATION


Plan of Reorganization. The proposed Agreement and Plan of Reorganization (the "Agreement" or "Plan") provides that Calvert Fund will acquire all the assets and certain liabilities of the Social Responsibility Portfolio of Bridgeway Fund, Inc. in exchange for shares of Calvert Fund on October 31, 2000. A copy of the Plan is attached as Exhibit A to this Proxy Statement. Discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional Calvert Fund shares to be issued to shareholders of the Portfolio will equal the value of the shares of the Portfolio outstanding immediately prior to the Reorganization. Portfolio securities of the Portfolio will be valued in accordance with the valuation practices of Calvert Fund (See, "About Calvert Fund"). At the time of the Reorganization, the Portfolio will pay all of its obligations and liabilities except those specified in the Plan, which will be paid by Calvert Fund. The Reorganization will be accounted for by the method of accounting commonly used by open end investment companies.



As soon as practicable after the Closing Date, the Portfolio will liquidate and distribute pro rata to its shareholders of record as of the close of business on October 31, 2000, the full and fractional shares of Calvert Fund at an aggregate net asset value equal to the value of the shareholder's shares in the Portfolio next determined after the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Portfolio, representing the respective pro rata number of full and fractional shares of Calvert Fund due shareholders of the Portfolio.

The  consummation  of  the  Plan is subject to the conditions set forth therein:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding shares of capital stock of the Portfolio.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with its respective responsibilities under the Plan, the respective representations and warranties contained in this Plan shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either party since December 31, 1999. Both parties shall produce certificates satisfactory in form and substance indicating that it has met the terms of the Plan.


Regulatory Approval. The Registration Statement for Calvert Fund shall have been declared effective by the Securities and Exchange Commission and all necessary orders with respect to the transactions contemplated by the Plan shall have been granted by the Securities and Exchange Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.


Tax Opinion. Both parties to the Reorganization shall have received opinions of counsel, addressed to and in form and substance satisfactory, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this proxy statement, and on such other written representations as the Portfolio and Calvert Fund, respectively, will have verified. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(1) neither the Portfolio nor Calvert Fund will recognize any gain or loss upon the transfer of the assets of the Portfolio to and the assumption of its liabilities by Calvert Fund in exchange for Calvert Fund shares and upon the distribution (whether actual or constructive) of Calvert Fund shares to its shareholders in exchange for their shares of capital stock of the Portfolio;

(2) the shareholders of the Portfolio who receive Calvert Fund shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Portfolio for Calvert Fund shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(3) the basis of Calvert Fund shares received by Portfolio shareholders will be the same as the basis of the shares of capital stock of the Portfolio surrendered in the exchange; and

(4) the basis of the Portfolio's assets acquired by Calvert Fund will be the same as the basis of such assets to the Portfolio immediately prior to the Reorganization.


The Plan may be terminated and the Reorganization abandoned at any time before or after approval by Portfolio shareholders, prior to the Closing Date by mutual consent of the parties, or by either, if any condition set forth in the Plan has not been fulfilled or has been waived by the party entitled to its benefits. In accordance with the Plan, the Portfolio and Calvert Fund will be responsible for payment of their pro rata expenses incurred in connection with the Reorganization.


Description of Calvert Fund Shares. Full and fractional shares of Calvert Fund Class I will be issued to each shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and non assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.



Federal Income Tax Consequences. The Plan is a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. It is the opinion of outside counsel to the Portfolio and Calvert Fund that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) no gain or loss will be recognized by the Portfolio upon the transfer of assets to and assumption of certain of its liabilities in exchange for Calvert Fund shares (Section 1032(a)); (2) the basis and holding period immediately after the Reorganization for Calvert Fund shareholders will be same as the basis and holding period of the Portfolio shares held immediately prior to the exchange (Section 354, 356); and (3) the basis and holding period of such Portfolio assets acquired by Calvert Fund will be the same as the basis and holding period of such assets of the Portfolio immediately prior to the Reorganization (Section 362 (b), 1223(2)).


Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable. Shareholders of the Portfolio should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Portfolio should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.


Capitalization. The following table shows the capitalization of the Portfolio as of September 20, 2000 and on a pro forma basis the capitalization of Calvert Fund as of the date of proposed acquisition of assets at net asset value.

                                                      Pro  Forma
                                                     (Surviving
                            Bridgeway     Calvert     Calvert)*
Net Asset Value Per Share     $35.96      $35.96      $35.96
Shares  Outstanding        259,467.150  2,780.867  262,248.017

*The Pro Forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share on the acquisition date.

INFORMATION  ABOUT  CALVERT  FUND

Investment Objective. Calvert Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies. Calvert Fund invests in a diversified portfolio of common stocks of companies that meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Portfolio market exposure may be as high as 150% or as low as 50% of the market. Calvert believes that its use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially Responsible Investment Criteria. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. The Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by the Board of Directors without shareholder approval.

Environment. The Fund will not invest in companies that have poor environmental records, including significant compliance and waste management problems. The Fund seeks to invest in companies that have strong programs that focus on reducing overall environmental impact. Further, the Fund will not invest in companies significantly engaged in nuclear power.

Labor Relations. The Fund will not invest in companies that have a record of employment discrimination, anti-union activities or provide unsafe workplaces. The Fund seeks to invest in companies that have a good record of labor relations, including strong diversity programs.

Product Safety. The Fund will not invest in companies that primarily engage in tobacco, alcohol, firearms or gambling. The Fund seeks to invest in companies that produce healthy and safe products and services.

Animal Welfare. The Fund will not invest in companies that abuse animals through methods of factory farming. The Fund seeks to invest in consumer product companies that demonstrate a reduction in the use of animal testing, if applicable.

Military Weapons. The Fund will not invest in companies that are primarily engaged in weapons contracting with the Department of Defense.

Community Relations. The Fund will not invest in companies that are not responsive to communities where they operate. The Fund seeks to invest in companies that are responsible citizens in these communities.

Human Rights. The Fund will not invest in companies that directly contribute to human rights violations worldwide. The Fund seeks to invest in companies that have adopted human rights standards in their overseas operations.

Indigenous Peoples Rights. The Fund will not invest in companies that are significantly engaged in a pattern and practice of violating the rights of indigenous people. The Fund seeks to invest in companies that are engaged in positive portrayals of Native Americans and other indigenous peoples.

With respect to U.S. government securities, the Fund invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Principal Risks. You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

     -  The  stock  market  goes  down
     -  The  individual  stocks  in  the Fund do not perform as well as expected
     - The use of stock index futures and options could add to, rather than decrease risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for Calvert Fund since it was recently organized.)

For a discussion of Calvert Fund's fees and expenses, See "Expense Comparisons".

Distribution and Service Fees (For Calvert Fund Class A, B and C only) Calvert Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows Calvert Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Investment Practices and Risks. The most concise description of the Fund's risk profile is under the risk-return summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, along with their risks.

For each of the investment practices listed, the Fund's limitations are shown as a percentage of its assets and the principal types of risk involved. (See the pages following for a description of the types of risks).

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive positions, the Fund may not be able to achieve its investment objective. Risks: Opportunity.

Conventional  Securities
Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. The Fund does not expect to own more than 10% of such securities. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. The Fund does not expect to own more than 20% of such securities, excluding any high social impact investments). Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. The Fund does not expect to own more than 15% of such securities. Risks: Liquidity, Market and Transaction.

Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if they already own the security (if it is "covered"). The Fund does not expect to own more than 5% (based on net premium payments) of such securities. Risks:
Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. The Fund does not expect to own more than 5% of such securities. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

High Social Impact Investments. Calvert Fund participates in the High Social Impact Investments program that permits up to 1% of the Fund's assets to be targeted to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and may be deemed below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a difference in our communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

Special Equities. Calvert Fund has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of the Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special
Equities  are  valued  under  the  direction  and  control  of the Fund's Board.

Types  of  Investment  Risk

Correlation risk. This occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk. The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk. Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Information risk. The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk. The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk. The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk. The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk. The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk. The risk securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk. The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk. The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Transaction risk. The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Shareholder Advocacy and Social Responsibility. As the Fund's advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies. Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and press for improvement on issues of concern.

Proxy voting. As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stock-stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions. Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when our dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

Management

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Calvert Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, an pays the salaries and fees of all Directors who are affiliated persons of the Advisor. (Calvert's management's advisory services are provided by a team.) It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of June 30, 2000, Calvert had over $6.6 billion in assets under management.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448 "), is the Calvert Fund's investment sub-advisor, has managed the Fund (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

The Fund has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval.

Advisory Fees. Calvert Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 0.25% of the Fund's average daily net assets. In addition, the Fund's subadvisory agreement provides for the Fund to pay the Subadvisor a fee of 0.45% of the Fund's average daily net assets. The Subadvisor may earn
(or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the Lipper Large Cap Growth Funds Average.

Shareholder  Information

How Shares Are Priced. The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Calvert Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.

Calvert Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited. A purchase will be processed at the NAV next calculated after your order is received by the transfer agent in Kansas City, MO. All purchases must be made in U.S.
dollars and indicate the Fund and Class. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt by the Transfer Agent. You should note that the share price may change during this period. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a fee of $5 payable to the Fund. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Dividends, Capital Gains and Taxes. Calvert Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Federal Taxes. In January, Calvert Fund will mail the Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to shareholders regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Shareholders may realize a capital gain or loss when they sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long the shareholder has owned the shares which were sold. In January, the Fund will mail the Form 1099-B indicating the total amount of all sales, including exchanges.

Other Tax Information. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.
You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

How To Sell Shares. Shareholders may redeem all or a portion of their shares on any day the Fund is open for business, provided the amount requested is not on hold. When a purchase is made by check or with Calvert Money Controller (electronic funds transfer), the purchase may be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Shares will be redeemed at the NAV next calculated (less any applicable CDSC) after the redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Sales Loads. Portfolio shares are sold to the public, with no sales charges as it is a series of Bridgeway Fund, Inc., a no load fund. The share of Calvert Fund will be sold to the public with a maximum sales charge of 4.75% in a variety of Classes (A, B, C and I). The sales charge is added to the purchase price of shares, but will not be applied to shares issued in the Reorganization (see "Purchase Procedures"). Both the Portfolio and Calvert Fund have 12b-1 plans which permit these Funds to pay certain expenses associated with the distribution of its shares, although under the terms of the Bridgeway Fund 12b-1 Plan, all such charges are presently paid for by its Advisor, Bridgeway Capital Management, Inc.


COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS


The Portfolio is a series of Bridgeway Fund, Inc., a Maryland Corporation. Calvert Fund is a series of Calvert Impact Fund Inc., also a Maryland Corporation. After a comparison of both funds' organizational documents (i.e., the Articles of Incorporation and By-laws), it is not anticipated that there are any significant differences between the rights of shareholders of the Portfolio and Calvert Fund.

GENERAL  INFORMATION  ABOUT  THE  FUNDS

Information  about  the  Portfolio  is  included  in  the  Bridgeway  Fund, Inc.
prospectus, which all shareholders have received. Further information is included in that Fund's Statement of Additional Information. Both that Prospectus and Statement of Additional Information are hereby incorporated by reference and are dated October 31, 1999. You may obtain additional copies by calling or writing Bridgeway Fund, Inc. at the address and phone number appearing below. Quarterly, semi annual and annual reports of Bridgeway Fund are also available by writing the Fund at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448 or by calling the Fund's office at (800) 661-3550. Bridgeway Fund and Calvert Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended ("the 1940 Act"), and in accordance therewith, file proxy material, reports and other information with the Securities and Exchange Commission. These reports and other information filed by the funds can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. at 450 Fifth Street, N.W. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by Bridgeway and Calvert on behalf of the funds that they manage.



OTHER  BUSINESS

The Directors of Bridgeway Fund, Inc. do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


VOTING  INFORMATION

Proxies from the shareholders of the Portfolio are being solicited by the Directors and Officers of Bridgeway Fund, Inc. for the Special Meeting of Shareholders to be held in the conference room of Bridgeway Fund, Inc., 5615 Kirby Drive, Suite 518, Houston, Texas 77005 or at such later time or date made necessary by adjournment. A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to Joanna Schima, Secretary of Bridgeway Fund, Inc. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the Plan. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present.


A majority of vote of the Portfolio shares are required to have a quorum at the meeting; while a vote of 2/3 of the outstanding shares are necessary to pass the proposal before Portfolio shareholders.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Bridgeway Fund, Inc. or by proxy soliciting firms retained for this purpose. Shareholders of the Portfolio of record at the close of business on September 20, 2000 (the "record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof, are entitled to one vote for each share held. As of September 20, 2000, as shown on the books of the Portfolio, there were issued and outstanding 259,467.150 shares of the Portfolio. The votes of the shareholders of Calvert Fund are not being solicited since their approval or consent is not necessary for this transaction.



As of September 20, 2000, the officers and directors of Bridgeway Fund, Inc. as a group beneficially owned less than 1% of the outstanding shares of the Portfolio.



As of September 20, 2000, there were no persons owning of record 5% or more of the shares of the Portfolio.



ADJOURNMENT

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

SHAREHOLDER  PROPOSALS  FOR  FUTURE  MEETINGS  OF  SHAREHOLDERS

Since there are no annual or further special meetings of shareholders of the Portfolio planned unless required by applicable law or called by the Boards of Directors, shareholders wishing to submit proposals that are intended to be presented at any such future shareholder meeting, should submit the proposal(s) in writing to the Secretary of Bridgeway Fund, Inc., 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Shareholder proposals should be received in a reasonable time before the solicitation is made.

Submission of proposals by shareholders does not guarantee its inclusion in a proxy statement since applicable state or federal rules apply. The Portfolio is not obligated to call a shareholders meeting to consider any proposal which is substantially the same as a matter voted upon by the shareholders during the preceding twelve months, unless requested by holders of a majority of all shares entitled to be voted at such meeting.




By  Order  of  the  Directors




Joanna  Schima
Secretary

EXHIBIT  A

AGREEMENT  AND  PLAN  OF  REORGANIZATION


This AGREEMENT AND PLAN OF REORGANIZATION, dated as of September 22, 2000, is between Bridgeway Social Responsibility Portfolio (the "Bridgeway Portfolio") and the Calvert Large Cap Growth Fund ("Large Cap Growth Fund"). The Bridgeway Portfolio is a series of Bridegway Fund, Inc. ("Bridgeway") and Calvert is a series of Calvert Impact Fund, Inc. ("Calvert").


In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.     SHAREHOLDER  APPROVAL


Approval by Shareholders. A meeting of the shareholders of the Bridgeway Portfolio shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). Large Cap Growth Fund shall furnish to the Bridgeway Portfolio such data and information as shall be reasonably requested by the Bridgeway Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.



2.     REORGANIZATION

(a) Plan of Reorganization. The Bridgeway Portfolio will convey, transfer, and deliver to Large Cap Growth Fund all of the then-existing assets of the Bridgeway Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, Large Cap Growth Fund agrees at the Closing:

(i) to deliver to the Bridgeway Portfolio in exchange for the assets the number of full and fractional shares of common stock of Large Cap Growth Fund ("Large Cap Growth Fund Shares") to be determined as follows:

          In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of the Bridgeway Portfolio Shares (rounded to the nearest millionth) by the net asset value per share of Large Cap Growth Fund (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Bridgeway Portfolio as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to the Bridgeway Portfolio, or to any of the shareholders of the Bridgeway Portfolio upon distribution of Large Cap Growth Fund Shares to them; and

(ii) not to assume any of the Bridgeway Portfolio's obligations and liabilities (except payment for unsettled trades), whether absolute, accrued, contingent, or otherwise.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Bridgeway Portfolio at which the Plan will be considered, or

(ii)     such  later  date  as  the  parties  may  mutually  agree.


3.     VALUATION  OF  NET  ASSETS


(a) The value of the Bridgeway Portfolio's net assets to be transferred to Large Cap Growth Fund under this Agreement shall be computed as of the close of business on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Large Cap Growth Fund's prospectus.

(b) The net asset value per share of Large Cap Growth Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Large Cap Growth Fund's Controller using the same valuation procedures as set forth in Large Cap Growth Fund's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Bridgeway Portfolio's net assets to be transferred to Large Cap Growth Fund pursuant to Section 2 of this Agreement, certified by the Chief Financial Officer of the Bridgeway Portfolio, shall be furnished by the Bridgeway Portfolio to Large Cap Growth Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Large Cap Growth Fund Shares pursuant to Section 2 of this Agreement, certified by the Controller of Large Cap Growth Fund, shall be furnished by Large Cap Growth Fund to the Bridgeway Portfolio at the Closing.


4.     LIQUIDATION  AND  DISSOLUTION


(a) As soon as practicable after the Closing Date, the Bridgeway Portfolio will distribute pro rata to the Bridgeway Portfolio shareholders of record as of the close of business on the Closing Date the shares of Large Cap Growth Fund received by the Bridgeway Portfolio pursuant to this Section. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Large Cap Growth Fund in the names of each such shareholder of the Bridgeway Portfolio, representing the respective pro rata number of full shares and fractional interests in shares of Large Cap Growth Fund due to each. No such shareholder accounts shall be established by Large Cap Growth Fund or its transfer agent for Large Cap Growth Fund except pursuant to written instructions from the Bridgeway Portfolio, and the Bridgeway Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former the Bridgeway Portfolio shareholder a pro rata share of the number of shares of Large Cap Growth Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Large Cap Growth Fund or its transfer agent to each shareholder of the Bridgeway Portfolio receiving such distribution of shares of Large Cap Growth Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of Large Cap Growth Fund shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Large Cap Growth Fund will be issued only for full shares of Large Cap Growth Fund and any fractional interests in shares shall be credited in the shareholder's account with Large Cap Growth Fund.

(d) As promptly as is practicable after the liquidation of the Bridgeway Portfolio, and in no event later than 12 months from the date of this Agreement, the Bridgeway Portfolio shall be terminated pursuant to the provisions of the Plan and Calvert's Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of the Bridgeway Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.


5.     ARTICLES  AND  BY-LAWS


(a) Articles of Incorporation. The Articles of Incorporation of Calvert, which govern its series, Large Cap Growth Fund, as in effect immediately prior to the Effective Time of the Reorganization shall continue to be the Articles of Incorporation until amended as provided by law.

(b)     By-laws.  The  By-laws  of  Calvert,  which govern its series, Large Cap
Growth Fund, in effect at the Effective Time of the Reorganization shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Trust Indenture or said By-laws.


6.     REPRESENTATIONS  AND  WARRANTIES  OF  CALVERT  FUND


(a) Organization, Existence, etc. Large Cap Growth Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Large Cap Growth Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Large Cap Growth Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert, of which Large Cap Growth Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Large Cap Growth Fund has an unlimited number of shares of beneficial interest, no par value, of which as of September 30, 2000, 250,000,000 shares were outstanding, and no shares were held in the treasury of Large Cap Growth Fund. All of the outstanding shares of Large Cap Growth Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since Large Cap Growth Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. Large Cap Growth Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. Calvert has the power to enter into the Plan on behalf of its series Large Cap Growth Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert and no other proceedings by Calvert are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Large Cap Growth Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree which would be violated by its executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of Calvert on behalf of its series Large Cap Growth Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in Large Cap Growth Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to September 30, 2000, or otherwise previously disclosed to the Bridgeway Portfolio, none of which has been materially adverse to the business, assets or results of operations of Large Cap Growth Fund.

(g) Litigation. To the knowledge of Large Cap Growth Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Large Cap Growth Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Bridgeway Portfolio under which no default exists, Large Cap Growth Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Registration Statement. Large Cap Growth Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Large Cap Growth Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

     (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

     (ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Large Cap Growth Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Bridgeway Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in
Section  7(k).


7.     REPRESENTATIONS  AND  WARRANTIES  OF  BRIDGEWAY  FUND


(a) Organization, Existence, etc. The Bridgeway Portfolio is a duly organized series of Bridegway, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, the Bridgeway Portfolio is not qualified to do business as a foreign corporation under the laws of any jurisdiction other than the State of Texas. The Bridgeway Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Bridegway, of which the Bridgeway Portfolio is a series, is registered under the Act as a no-load, open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Bridgeway Portfolio has a relatively unlimited number of shares of beneficial interest, no par value, of which as of June 30, 2000, 204,600 Shares were outstanding, and no shares were held in the treasury of the Bridgeway Portfolio. All of the outstanding shares of the Bridgeway Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Bridgeway Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Bridgeway Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The financial statements of the Bridgeway Portfolio for the year ended June 30, 2000 ("the Bridgeway Portfolio Financial Statements"), previously delivered to Large Cap Growth Fund, fairly present the financial position of the Bridgeway Portfolio as of June 30, 2000 and the results of its operations and changes in its net assets for the year then ended.

(e) Authority Relative to the Plan. Bridgeway has the power to enter into the Plan on behalf of the Bridgeway Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Directors of Bridgeway and, except for approval by the holders of its capital stock, no other proceedings by Bridgeway are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. The Bridgeway Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of the Bridgeway Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in the Bridgeway Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2000, or otherwise previously disclosed to Large Cap Growth Fund, none of which has been materially adverse to the business, assets, or results of operations of the Bridgeway Portfolio.

(g) Litigation. To the knowledge of the Bridgeway Portfolio there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Bridgeway Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Large Cap Growth Fund under which no default exists, Bridgeway on behalf of the Bridgeway Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Bridgeway Portfolio have been filed for all taxable years to and including the taxable year ended June 30, 2000, and all taxes payable pursuant to such returns have been paid. The Bridgeway Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the Bridgeway Portfolio since commencement of its operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Bridgeway Portfolio as of the Effective Time of the Reorganization will be owned by Bridgeway on behalf of the Bridgeway Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Bridgeway Portfolio will cooperate with Large Cap Growth Fund in connection with the Registration Statement referred to in Section 6(i) of this Agreement, and will furnish to Large Cap Growth Fund the information relating to the Bridgeway Portfolio required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Bridgeway Portfolio:

     (i) will comply in all material respects with the provisions of the Securities Act and its regulations, and

     (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Large

Cap Growth Fund, insofar as it relates to the Bridgeway Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Bridgeway Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).


8.     CONDITIONS  TO  OBLIGATIONS  OF  CALVERT  FUND

The obligations of Large Cap Growth Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:


(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Bridgeway Portfolio shall have complied with each of its obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Bridgeway Portfolio since June 30, 2000. Large Cap Growth Fund shall have received a certificate from the Bridgeway Portfolio satisfactory in form and substance to Large Cap Growth Fund indicating that it has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. Large Cap Growth Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Large Cap Growth Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Bridgeway Portfolio and the shareholders of the Bridgeway Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Bridgeway Portfolio in connection with the Reorganization, and on such other written representations as the Bridgeway Portfolio and Large Cap Growth Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

     (i) neither the Bridgeway Portfolio nor Large Cap Growth Fund will recognize any gain or loss upon the transfer of the assets of the Bridgeway Portfolio to, and the assumption of its liabilities by, Large Cap Growth Fund in exchange for Large Cap Growth Fund Shares and upon the distribution (whether actual or constructive) of Large Cap Growth Fund Shares to its shareholders in exchange for their shares of beneficial interest of the Bridgeway Portfolio;

     (ii) the shareholders of the Bridgeway Portfolio who receive Large Cap Growth Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the Bridgeway Portfolio for Large Cap Growth Fund Shares
(including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

     (iii) the basis of Large Cap Growth Fund Shares received by the Bridgeway Portfolio's shareholders will be the same as the basis of the shares of capital stock of the Bridgeway Portfolio surrendered in the exchange; and

     (iv) the basis of the Bridgeway Portfolio assets acquired by Large Cap Growth Fund will be the same as the basis of such assets to the Bridgeway
Portfolio  immediately  prior  to  the  Reorganization.

(d) Opinion of Counsel. Large Cap Growth Fund shall have received the opinion of counsel for the Bridgeway Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Large Cap Growth Fund, to the effect that:

     (i) Bridgeway is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

     (ii)     the  Bridgeway  Portfolio  is  a  series  of  Bridegway;  and

     (iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Bridegway, and the Plan has been duly executed and delivered by Bridegway and is a valid and binding obligation of Bridegway and its series, the Bridgeway Portfolio.


9.     CONDITIONS  TO  OBLIGATIONS  OF  BRIDGEWAY  FUND


The obligations of the Bridgeway Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of two thirds of all the votes entitled to be cast on the matter.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Large Cap Growth Fund shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Large Cap Growth Fund since September 30, 2000. As of the Effective Time of the Reorganization, the Bridgeway Portfolio shall have received a certificate from Large Cap Growth Fund satisfactory in form and substance to the Bridgeway Portfolio indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(i) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Bridgeway Portfolio shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Bridgeway Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Large Cap Growth Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Bridgeway Portfolio in connection with the Reorganization, and on such other written representations as the Bridgeway Portfolio and Large Cap Growth Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

     (i) neither the Bridgeway Portfolio nor Large Cap Growth Fund will recognize any gain or loss upon the transfer of the assets of the Bridgeway Portfolio to and the assumption of its liabilities by Large Cap Growth Fund in exchange for Large Cap Growth Fund Shares and upon the distribution (whether actual or constructive) of Large Cap Growth Fund Shares to its shareholders in exchange for their shares of capital stock of the Bridgeway Portfolio;

     (ii) the shareholders of the Bridgeway Portfolio who receive Large Cap Growth Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the Bridgeway Portfolio for Large Cap Growth Fund Shares
(including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

     (iii) the basis of Large Cap Growth Fund Shares received by the Bridgeway Portfolio's shareholders will be the same as the basis of the shares of capital stock of the Bridgeway Portfolio surrendered in the exchange; and

     (iv) the basis of the Bridgeway Portfolio assets acquired by Large Cap Growth Fund will be the same as the basis of such assets to the Bridgeway
Portfolio  immediately  prior  to  the  Reorganization.

(e) Opinion of Counsel. The Bridgeway Portfolio shall have received the opinion of counsel for Large Cap Growth Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Bridgeway Portfolio, to the effect that:

     (i) Calvert is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

     (ii)     Large  Cap  Growth  Fund  is  a  series  of  Calvert;
     (iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert, and the Plan has been duly executed and delivered by Large Cap Growth Fund and is a valid and binding obligation of Calvert and its series, Large Cap Growth Fund;


     (iv) Large Cap Growth Fund shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Large Cap Growth Fund.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of either party, amend the Plan at any time before or after approval of the Plan by shareholders of the Bridgeway Portfolio, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) the Bridgeway Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Large Cap Growth Fund if: (i) a material condition to its performance under this Agreement or a material covenant of Large Cap Growth Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Large Cap Growth Fund.

(d) Large Cap Growth Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Bridgeway Portfolio if:
(i) a material condition to its performance under this Agreement or a material covenant of the Bridgeway Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Bridgeway Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Bridgeway Portfolio, without liability on the part of either party hereto or its respective directors, officers, or shareholders, and shall be terminated without liability as of the close of business on June 30, 2000 if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

(g) All notices and other communications under this Agreement shall be: (i) in writing, (ii) delivered by hand, by registered or certified mail, return receipt requested, by overnight delivery service or by facsimile transmission to the address or facsimile number set forth below or such address of facsimile number as either party shall specify by a written notice to the other and (iii) deemed given upon receipt.

     (i)     Notice  to  Calvert:          Calvert  Group,  Ltd.
                                   4550  Montgomery  Avenue,  Suite  1000N
                                   Bethesda,  MD  20814
                                   Attn:  General  Counsel

     (ii)     Notice  to  Bridgeway:          Bridgeway  Fund,  Inc.
                                   5615  Kirby  Drive,  Suite  518
                              Houston,  TX  77005-2448


11.     EXPENSES


The Bridgeway Portfolio and Large Cap Growth Fund will bear their own expenses incurred in connection with this Reorganization.


12.     GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Bridgeway Portfolio and Large Cap Growth Fund have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.


(SEAL)          BRIDGEWAY  SOCIAL  RESPONSIBILITY  FUND


Attest:



By:     /s/  John  Montgomery
Name:  John  Montgomery
Title:


(SEAL)          CALVERT  LARGE  CAP  GROWTH  FUND


By:     /s/  Barbara  J  Krumsiek
Name:  Barbara  J.  Krumsiek
Title:     President

                            Calvert Impact Fund, Inc.
                       STATEMENT OF ADDITIONAL INFORMATION

                               September 28, 2000

                        Acquisition of the Assets of the
                         Social Responsibility Portfolio
                     (a series of the Bridgeway Fund, Inc.)

                           5615 Kirby Drive, Suite 518
                             Houston, TX 77005-2448

                        By and In Exchange for Shares of

                          Calvert Large Cap Growth Fund
                   (a series of the Calvert Impact Fund, Inc.)
                       4550 Montgomery Avenue, Suite 1000N
                            Bethesda, Maryland 20814

     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Social Responsibility Portfolio in exchange for shares of the Calvert Large Cap Growth Fund, consists of this cover page and the Pro Forma Financial Information of the Calvert Large Cap Growth Fund, dated September 22, 2000, attached hereto and incorporated by reference

     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 25, 2000, relating to the above-referenced matter may be obtained from Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement. For information about the Social Responsibility Portfolio

     The  Prospectus  and  Statement  of  Additional  Information  of the Social
Responsibility Portfolio are hereby incorporated by reference and are dated October 31, 1999. You may obtain copies by calling or writing Bridgeway Fund, Inc. at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448 or by calling the Fund's office at (800) 661-3550.

     The date of this Statement of Additional Information is September 22, 2000.

                                TABLE OF CONTENTS

     Investment  Policies  and  Risks           3
     Investment  Restrictions                  11
     Dividends,  Distributions  and  Taxes     13
     Net  Asset  Value                         14
     Calculation  of  Total  Return            14
     Purchase  and  Redemption  of  Shares     15
     Directors  and  Officers                  15
     Investment  Advisor  and  Subadvisor      17
     Administrative  Services  Agent           18
     Method  of  Distribution                  18
     Transfer  and  Shareholder  Servicing
       Agents                                  20
     Portfolio  Transactions                   20
     General  Information                      21

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

Foreign  Securities
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect themselves against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

SMALL  CAP  ISSUERS
     The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
     Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.
     Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

TEMPORARY  DEFENSIVE  POSITIONS
     For temporary defensive purposes, the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. Although not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above. The Fund's investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

REPURCHASE  AGREEMENTS
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. The Fund may have a decreased return in a repurchase agreement if the repurchase rate is less than the return the Fund might have received if it bought the instrument directly, although any cash position invested in a repurchase agreement will not be exposed to market and interest rate risk that the direct investment would have had. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE  REPURCHASE  AGREEMENTS
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

HIGH  SOCIAL  IMPACT  AND  SPECIAL  EQUITIES  INVESTMENTS
     The Fund will not purchase debt securities other than High Social Impact Investments (or money market instruments). The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated - they are expected to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings.) The annual return on High Social Impact Investments is between 0% and 4%. Thus, rather than earning a higher rate, as would be expected, to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. Treasury securities. There is no secondary market for these securities.
     The Fund expects to purchase all of its High Social Impact Investments in notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Foundation maintains a certain required level of capital upon which the Fund could rely if a note were ever to default.
     With respect to the Special Equities program, the Fund has not set a specific investment restriction or limit on the amount of such investments although, as an illiquid security, the Fund will only make investments within the 15% limit on illiquid securities (See, "Investment Restrictions" below), and in fact, expects any such investments to be far below this limit.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
     When purchasing non-investment grade debt securities, rated or unrated, the Advisor and/or Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS  AND  FUTURES  CONTRACTS
     The Fund may, in pursuit of its investment objective, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Fund may engage in such transactions only to hedge the existing positions. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges. The Fund will purchase such options only to hedge against changes in the value of securities the Fund holds and not for the purposes of speculation or leverage. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Fund may purchase call options on securities which they may intend to purchase. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, that Fund will own the underlying security subject to the option and, in the case of put options, that Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When a Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Fund can close out its positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

     Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which a fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Fund may only invest in options on futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

                             INVESTMENT RESTRICTIONS
                             -----------------------

Fundamental  Investment  Restrictions
     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

 (1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US Government or its agencies or instrumentalities and repurchase agreements secured thereby.)
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of the Fund's total assets and except by engaging in reverse repurchase agreements. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although the Fund may invest in financial futures, and in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Under current law, a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer, and may not acquire more than 10% of the voting securities of any issuer. Under current law, "concentrate" means the Fund cannot invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law the Fund may underwrite securities only in compliance with the conditions of Section 10(f) of the Investment Company Act and the rules thereunder.

Nonfundamental  Investment  Restrictions
     The Fund has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.
(2) The Fund may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.
(3) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
(4) The Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the Fund's net assets.
 (5) The Fund may not invest in more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange).
(6) The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.
 (7) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.
(8) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
(9) The Fund may not purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 10% of the value of the Fund's net assets.

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

     The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level and pay taxes on its income and gains, rather than passing through its income and gains to shareholders so that shareholders also would pay taxes on these same income and gains.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

                           Calculation of total return
                           ---------------------------

Total  Return  and  Other  Quotations
     The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "at NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)
     Fund shares shall be distributed through the distributor and third party brokers. See the prospectus for more details on purchases and redemptions.

                             DIRECTORS AND OFFICERS
                             ----------------------

     The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Fund's Directors and Officers.

                                                              Principal
                                                        Occupation(s)  During
Name,  Address  &  Date of Birth   Position with Fund      Last 5 years
REBECCA  ADAMSON,  DOB:  9/10/47   Director               President  of the
                                                          National non-profit,
                                                          First Nations
                                                          Financial Project.
--------
MILES  DOUGLAS  HARPER,  III       Director               Gainer  Donnelly &
                                                          Desroches since
                                                          January  1999.
                                                          Prior  to  that Mr.
                                                          Harper was Vice
                                                          President, Wood,
                                                          Harper, PC.
                                                          since  1991
-----------
JOY V. JONES, Esq., DOB: 7/2/50    Director               Attorney  and
                                                          entertainment
                                                          manager  in  New
                                                          York  City.
     --------     -----------------------------------------------------------
* BARBARA J. KRUMSIEK, DOB: 08/09/52 Director             President,  Chief
                                                          Executive  Officer
                                                          and  Vice  Chairman
                                                          of Calvert  Group,
                                                          Ltd.  Prior  to
                                                          joining Calvert Group
                                                          in 1997, Ms. Krumsiek
                                                          had served  as  a
                                                          Managing Director of
                                                          Alliance Fund
                                                          Distributors, Inc.
                                                          since 1974.
   -----------------------------------------------------------------------------
* D. Wayne Silby, DOB: 7/20/48       Director             President of Calvert
                                                          Social Investment
                                                          Fund. Mr. Silby is
                                                          also Executive
                                                          Chairman  of  Group
                                                          Serve,  Inc.,  an
                                                          internet  company
                                                          focused on
                                                          community  building
                                                          collaborative  tools.
------------------------------------------
Reno  J.  Martini, DOB: 1/13/50     Officer               Senior Vice President
                                                          of Calvert
                                                          Group, Ltd., Senior
                                                          Vice President and
                                                          Chief Investment
                                                          Officer of Calvert
                                                          Asset Management
                                                          Company, Inc., and
                                                          director and
                                                          President of
                                                          Calvert-Sloan
                                                          Advisers, L.L.C.
------
Ronald M. Wolfsheimer, CPA, DOB: 7/24/52   Officer        Senior Vice President
                                                          and  Chief  Financial
                                                          Officer  of  Calvert
                                                          Group,  Ltd.
 --------------------------------------------------------
* William M. Tartikoff, Esq. DOB:  8/12/47. Director      Senior  Vice
                                                          President, Secretary,
                                                          and  General  Counsel
                                                          of  Calvert  Group,
                                                          Ltd.
        ----------------------------------------------------------------
SUSAN Walker Bender, Esq., DOB: 1/29/59.    Officer       Associate  General
                                                          Counsel  of  Calvert
                                                          Group,  Ltd.
     -----------------------------
IVY WAFFORD DUKE, Esq., DOB: 09/07/68       Officer       Associate General
                                                          Counsel of Calvert
                                                          Group, Ltd. Prior to
                                                          joining Calvert Group
                                                          in 1996, Ms. Duke had
                                                          been an  Associate
                                                          in  the  Investment
                                                          Management Group of
                                                          the Business and
                                                          Finance Department
                                                          at  Drinker  Biddle
                                                          &  Reath  since  1993.
-------------------------------------------------------
VICTOR FRYE, Esq., DOB: 10/15/58.          Officer        Counsel and Compliance
                                                          Officer of Calvert
                                                          Group, Ltd. Prior to
                                                          joining Calvert Group
                                                          in 1999, Mr. Frye had
                                                          been Counsel  and
                                                          Manager  of  the
                                                          Compliance Department
                                                          at The Advisors Group
                                                          since 1986.
-----
JENNIFER  STREAKS, Esq., DOB: 08/02/71     Officer        Assistant General
                                                          Counsel of  Calvert
                                                          Group, Ltd. Prior to
                                                          joining Calvert Group
                                                          in 1999, Ms. Streaks
                                                          had been  a
                                                          Regulatory  Analyst
                                                          in the Market
                                                          Regulation Department
                                                          of the National
                                                          Association  of
                                                          Securities  Dealers
                                                          since 1997. Prior to
                                                          this, Ms. Streaks had
                                                          been  a  law  clerk
                                                          to the Honorable
                                                          Maurice Foley at the
                                                          U.S. Tax Court for
                                                          the year  since
                                                          graduating  from
                                                          Howard  University
                                                          School of Law, where
                                                          she was a student
                                                          1993-1996.
-------------------
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61    Officer        Director  of  Fund
                                                          Administration  of
                                                          Calvert  Group,  Ltd.
-----------------------------------------

     The address of Director and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of any class of each Portfolio's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Directors of the Fund not affiliated with the Advisor presently receive an annual fee of $5,000 for service as a member of the Board of Directors of the Calvert Group of Funds.

                        investment advisor and subadvisor
                        ---------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). Acacia is a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor has agreed to limit annual fund operating expenses (net of any expense offset arrangements and exclusive of any performance fee adjustment) through November 1, 2001. The contractual expense cap is 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 0.90% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and the transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
     For its services, the Advisor receives an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets. Advisory fees are allocated among classes as a Portfolio-level expense based on net assets.

Subadvisor
     Bridgeway Capital Management Inc. ("Bridgeway") is controlled by John Montgomery and his family. The Subadvisor receives a subadvisory fee, paid by the Fund. The subadvisory fee, payable monthly, is 0.45% of the Fund's average annual daily net assets managed by the Subadvisor plus or minus a performance fee adjustment of 0.25%.

     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                          administrative services agent
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

     Class  A,  B,  and  C     Class  I
           0.20%                 0.10%

     Administrative services fee are allocated among classes as a class-level expense based on net assets.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets.
Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class I has no Distribution Plan. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses. Distribution Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.
     The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Class requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI may pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of the Fund shares, above the usual sales charges and service fees.
     CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of each class. These fees are paid pursuant to the Fund's Distribution Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:

                            As a % of  As a  % of  Allowed to
Amount  of                  offering   net amount  Brokers as a % of
Investment                  price      invested    offering price
Less  than $50,000              4.75%     4.99%     4.00%
$50,000 but less than $100,000  3.75%     3.90%     3.00%
$100,000 but less than $250,000 2.75%     2.83%     2.25%
$250,000 but less than $500,000 1.75%     1.78%     1.25%
$500,000 but less than
  $1,000,000                    1.00%     1.01%     0.80%
$1,000,000 and over             0.00%     0.00%     0.00%

     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.
     Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (i.e., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                    Transfer and shareholder servicing agents
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd. and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, CSSI receives a fee of $6 per shareholder account and $0.65 per transaction.

                             portfolio transactions
                             ----------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisor make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor may also consider sales of Fund shares as a factor in the selection of brokers, again, subject to best execution (i.e., the Fund will not "pay up" for such transactions.)
     While the Fund's Advisor and Subadvisor select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses;
providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
The Advisor and/or Subadvisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.
If, in the judgment of the Advisor or Subadvisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

                               general information
                               -------------------

     The Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland corporation on August 10, 2000. The Fund is diversified. Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

BRIDGEWAY  FUND,  INC.  -  SOCIAL  RESPONSIBILITY  PORTFOLIO
CALVERT IMPACT FUND, INC. - CALVERT LARGE CAP GROWTH FUND NOTES TO PROFORMA FINANCIAL STATEMENTS
JUNE  30,  2000  (UNAUDITED)



NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES

General: The proforma schedule of statements of assets and liabilities gives the effect of the proposed combination of the Funds. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Funds on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Funds would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets and the assumption of certain identified liabilities of the Social Responsibility Portfolio of Brideway Fund, Inc. in exchange for shares of Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc. Following the transfer, Calvert Large Cap Growth Fund shares will be distributed to shareholders of the Social Responsibility Portfolio in liquidation of that Portfolio and the Portfolio will be dissolved. As a result of the transaction, each share of the Social Responsibility Portfolio will receive that number of Calvert Large Cap Growth Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Social Responsibility Portfolio.

Security Valuation: Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from the possible illiquidity of the options market and the movement in the value of the investment or interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium on recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an agreement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.


NOTE  B  -  RELATED  PARTY  TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with Calvert Asset Management Company, Inc. Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor is entitled to receive an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets.

The Fund has entered into an Investment Subadvisory Agreement with Bridgeway Capital Management, Inc. For its services, the Subadvisor is entitled to receive an annual fee, payable monthly, of 0.45% of the Fund's average daily net assets. The Subadvisor may earn (or have its fee reduced by) a performance fee adjustment of plus or minus 0.25%.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements and exclusive of any performance fee adjustments) through November 1, 2001. The contractual expense cap is 0.90%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage, taxes, extraordinary expenses and capital items.

The Fund has entered into an Administrative Services Agreement with Calvert Administrative Services Company. Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund. CASC is entitled to receive an annual fee, payable monthly, of 0.10% of the Fund's average daily net assets.


The Fund has entered into a Shareholder Servicing Agreement with Calvert Shareholder Services, Inc. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent of the Fund. National Financial Data Services, Inc. ("NFDS"), is the transfer and dividend disbursing agent. For these services, NFDS and CSSI are entitled to receive a fee of $6.00 per shareholder account and $0.65 per transaction.

BRIDGEWAY FUND, INC. - SOCIAL RESPONSIBILITY PORTFOLIO.
CALVERT IMPACT FUND, INC. - CALVERT LARGE CAP GROWTH FUND
PROFORMA PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


 ...                                        SOCIAL            SOCIAL
                                           RESPONSIBILITY    RESPONSIBILITY
                                           PORTFOLIO         PORTFOLIO
EQUITY SECURITIES - 96.8%                  SHARES            VALUE
Apparel - 3.9%
Timberland Co.                             4,080              $288,915

Auto Manufacturing - 1.6%
Ford Motor Co.                             1,100               47,300
Toyota Motor Corp. *                        800                74,550
                                            121,850

Auto Parts & Equipment - 0.0%
Visteon Corp. *                            144                  1,746

Banking - 5.7%
Bank of America Corp.                      5,331              231,899
Chase Manhattan Corp.                      4,200              193,463
FleetBoston Financial Corp.                106                  3,604
                                                              428,966

Beverages - 2.1%
Pepsico, Inc.                             3,582               159,175

Commercial Services - 0.7%
Comdisco, Inc. *                          2,200                49,088

Cosmetics/Personal Care - 0.8%
Kimberly-Clark Corp.                      1,000                56,500

Diversified Financial Services - 6.0%
American Express Co.                      4,350               226,744
Federal National Mortgage Assn.           2,071               108,339
MBNA Corp.                                1,687                45,760
Merrill Lynch & Co., Inc.                   600                69,000
                                                              449,843

Electric - 4.6%
A E S Corp. *                             4,800               219,000
Hawaiian Electric Industries, Inc.        3,800               124,688
                                                              343,688



 ...                                        SOCIAL            SOCIAL
                                           RESPONSIBILITY    RESPONSIBILITY
                                           PORTFOLIO         PORTFOLIO
EQUITY SECURITIES - (CONT'D)               SHARES            VALUE

Electronics - 2.4%
Millipore Corp.                            2,400             $180,900

Food - 5.6%
Green Mountain Coffee, Inc. *             15,200              265,050
Horizon Organic Holding Corp. *              200                2,125
Tasty Baking Co.                          12,000              153,750
                                                              420,925

Forest Products & Paper - 1.8%
International Paper Co.                    4,400              131,175

Health Care - 4.0%
Johnson & Johnson                            640               64,320
PacifiCare Health Systems, Inc. *          3,940              237,139
                                                              301,459

Home Furnishings - 2.3%
Salton, Inc. * #                           4,800              177,000

Insurance - 0.9%
Lincoln National Corp.                     1,800               65,025

Media - 2.1%
New York Times Co.                         1,300               51,350
Time Warner, Inc.                          1,400              106,400
                                                              157,750
Miscellaneous Manufacturing - 1.4%
Pall Corp.                                5,500               101,750

Pharmaceuticals - 2.1%
Merck & Co., Inc.                           390                29,899
Pfizer, Inc.                              1,830                87,840
Schering-Plough Corp.                       716                36,248
                                                              153,987

Retail - 8.9%
CDW Computer Centers, Inc. *             3,000                187,500
Home Depot, Inc.                         3,105                155,250
Spiegel, Inc.                           15,200                129,200
Starbucks Corp. *                        3,400                129,838
Target Corp.                             1,100                 63,800
                                                              665,588

Savings & Loans - 1.6%
Firstfed Financial Corp. *              8,500                 120,063


 ...                                        SOCIAL            SOCIAL
                                           RESPONSIBILITY    RESPONSIBILITY
                                           PORTFOLIO         PORTFOLIO
EQUITY SECURITIES - (CONT'D)               SHARES            VALUE
Semiconductors - 11.7%
Advanced Micro Devices, Inc. *         4,100                 $316,565
Applied Materials, Inc. *              2,700                  244,688
PMC - Sierra, Inc. *                     800                  142,150
Xilinx, Inc. *                         2,100                  173,381
                                                              876,784

Software - 6.1%
Microsoft Corp. *                        920                   73,600
Siebel Systems, Inc. *                 1,600                  261,700
Unify Corp. * #                        4,829                   41,348
i2 Technologies, Inc. *                  750                   78,188
                                                              454,836
Telecommunication Equipment - 19.7%
ADC Telecommunications, Inc. *         3,100                  260,013
Ciena Corp. *                            700                  116,681
Corning, Inc.                          1,200                  323,325
Corsair Communications, Inc. *        10,900                  313,375
JDS Uniphase Corp. *                   1,400                  167,825
Qualcomm, Inc. *                       1,848                  110,880
Scientific-Atlanta, Inc. *             2,500                  186,250
                                                            1,478,349

Transportation - 0.8%
RailAmerica, Inc. *                    9,200                   58,650

    Total Equity Securities
      (Identified Cost $6,094,885)                          7,244,012

MONEY MARKET FUNDS - 10.2%                 PRINCIPAL             VALUE
Calvert Social Investment Fund - Class A      100,000              100,000
Expedition Money Market Fund                  113,184              113,184
Federated Money Market Prime
       Obligations Fund                       113,184              113,184
Federated Money Market Trust Fund             106,526              106,526
Federated Prime Obligations Fund              106,526              106,526
SEI Daily Income Trust Money Market Fund      113,184              113,184
SEI Daily Income Trust Prime Obligations
       Fund                                   113,184              113,184
                                                                   765,788

    Total Short-term Investments
      (Identified Cost $765,788)                                   765,788

    Total Investments - 107.0%                                   8,009,800
    Other assets and liabilities, net - (7.0)%                   (625,266)
    Total Net Assets - 100.0%                                   $7,384,534



                                       CALVERT
                                       LARGE         CALVERT
 ...                                    CAP           LARGE CAP
                                       GROWTH        GROWTH FUND   PROFORMA
PROFORMA
                                       FUND          FUND          ADJUSTMENTS
ADJUSTMENT  TOTAL  TOTAL
EQUITY SECURITIES - 96.8%              SHARES        VALUE         SHARES
VALUE     SHARES  VALUE
Apparel - 3.9%
Timberland Co.
4,080  $288,915

Auto Manufacturing - 1.6%
Ford Motor Co.
1,100    47,300
Toyota Motor Corp. *
800    74,550

121,850

Auto Parts & Equipment - 0.0%
Visteon Corp. *
144     1,746

Banking - 5.7%
Bank of America Corp.
5,331    231,899
Chase Manhattan Corp.
4,200    193,463
FleetBoston Financial Corp.
106      3,604

428,966

Beverages - 2.1%
Pepsico, Inc.
3,582    159,175

Commercial Services - 0.7%
Comdisco, Inc. *
2,200     49,088

Cosmetics/Personal Care - 0.8%
Kimberly-Clark Corp.
1,000     56,500

Diversified Financial Services - 6.0%
American Express Co.
4,350    226,744
Federal National Mortgage Assn.
2,071    108,339
MBNA Corp.
1,687     45,760
Merrill Lynch & Co., Inc.
600     69,000

449,843

Electric - 4.6%
A E S Corp. *
4,800    219,000
Hawaiian Electric Industries, Inc.
3,800    124,688

343,688


                                       CALVERT
                                       LARGE         CALVERT
 ...                                    CAP           LARGE CAP
                                       GROWTH        GROWTH FUND   PROFORMA
PROFORMA
                                       FUND          FUND          ADJUSTMENTS
ADJUSTMENT  TOTAL  TOTAL
EQUITY SECURITIES - (CONT'D)           SHARES        VALUE         SHARES
VALUE     SHARES  VALUE

Electronics - 2.4%
Millipore Corp.
2,400  $180,900

Food - 5.6%
Green Mountain Coffee, Inc. *
15,200   265,050
Horizon Organic Holding Corp. *
200     2,125
Tasty Baking Co.
12,000   153,750

420,925

Forest Products & Paper - 1.8%
International Paper Co.
4,400   131,175

Health Care - 4.0%
Johnson & Johnson
640    64,320
PacifiCare Health Systems, Inc. *
3,940   237,139

301,459

Home Furnishings - 2.3%
Salton, Inc. * #
4,800   177,000

Insurance - 0.9%
Lincoln National Corp.
1,800    65,025

Media - 2.1%
New York Times Co.
1,300    51,350
Time Warner, Inc.
1,400   106,400

157,750
Miscellaneous Manufacturing - 1.4%
Pall Corp.
5,500   101,750

Pharmaceuticals - 2.1%
Merck & Co., Inc.
390    29,899
Pfizer, Inc.
1,830    87,840
Schering-Plough Corp.
716    36,248

153,987

Retail - 8.9%
CDW Computer Centers, Inc. *
3,000   187,500
Home Depot, Inc.
3,105   155,250
Spiegel, Inc.
15,200   129,200
Starbucks Corp. *
3,400   129,838
Target Corp.
1,100    63,800

665,588

Savings & Loans - 1.6%
Firstfed Financial Corp. *
8,500   120,063


                                       CALVERT
                                       LARGE         CALVERT
 ...                                    CAP           LARGE CAP
                                       GROWTH        GROWTH FUND   PROFORMA
PROFORMA
                                       FUND          FUND          ADJUSTMENTS
ADJUSTMENT  TOTAL  TOTAL
EQUITY SECURITIES - (CONT'D)           SHARES        VALUE         SHARES
VALUE     SHARES  VALUE
Semiconductors - 11.7%
Advanced Micro Devices, Inc. *
4,100 $316,565
Applied Materials, Inc. *
2,700  244,688
PMC - Sierra, Inc. *
800  142,150
Xilinx, Inc. *
2,100  173,381

876,784

Software - 6.1%
Microsoft Corp. *
920   73,600
Siebel Systems, Inc. *
1,600  261,700
Unify Corp. * #
4,829   41,348
i2 Technologies, Inc. *
750   78,188

454,836
Telecommunication Equipment - 19.7%
ADC Telecommunications, Inc. *
3,100  260,013
Ciena Corp. *
700  116,681
Corning, Inc.
1,200  323,325
Corsair Communications, Inc. *
10,900  313,375
JDS Uniphase Corp. *
1,400  167,825
Qualcomm, Inc. *
1,848  110,880
Scientific-Atlanta, Inc. *
2,500  186,250

1,478,349

Transportation - 0.8%
RailAmerica, Inc. *
9,200   58,650

    Total Equity Securities
      (Identified Cost $6,094,885)
7,244,012

MONEY MARKET FUNDS - 10.2%                 PRINCIPAL             VALUE
Calvert Social Investment Fund - Class A
100,000  100,000
Expedition Money Market Fund
113,184  113,184
Federated Money Market Prime
       Obligations Fund
 113,184  113,184
Federated Money Market Trust Fund
106,526  106,526
Federated Prime Obligations Fund
106,526  106,526
SEI Daily Income Trust Money Market Fund
113,184  113,184
SEI Daily Income Trust Prime Obligations
       Fund
113,184  113,184

765,788

    Total Short-term Investments
      (Identified Cost $765,788)
765,788

    Total Investments - 107.0%
8,009,800
    Other assets and liabilities, net - (7.0)%
(625,266)
    Total Net Assets - 100.0%
$7,384,534



* Non-income producing security as no dividends were paid during the period from July 1, 1999 to June 30, 2000
# The portfolio owns a call option on this security.
See notes to Proforma Financial Statements.

BRIDGEWAY FUND, INC. - SOCIAL RESPONSIBILITY PORTFOLIO
CALVERT IMPACT FUND, INC. - CALVERT LARGE CAP GROWTH FUND
PROFORMA STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                          Calvert
                          Social          Large Cap
                          Responsibility  Growth    Proforma   Proforma
                          Portfolio       Fund    Adjustments  Combined  ASSETS
Investments in securities, at value -
        (Cost $6,860,673)                 $8,009,800        $8,009,800
Cash                  -                                   $100,000
100,000
Interest receivable                        1,950                   -
-       1,950
Dividends receivable                         690                   -
-         690
Receivable for shares sold                 7,200                   -
-       7,200
Receivable for investments sold           62,387                   -
 -      62,387
Receivable from adviser                    3,128                   -
-       3,128
Prepaid expenses                           8,289                   -
-       8,289
  Total assets                         8,093,444         100,000
-      8,193,444

LIABILITIES
Bank overdraft                            21,826                   -
-      21,826
Payable for investments purchased        678,945                   -
-     678,945
Accrued expenses and other liabilities     8,139                   -
-       8,139
  Total liabilities                      708,910                0
-    708,910
     NET ASSETS                       $7,384,534         $100,000
-    $7,484,534

NET ASSETS
Paid-in capital:
     Social Responsibility Portfolio,
         204,600 shares outstanding,   $5,339,430
$5,339,430
     Calvert Large Cap Growth Fund,
         6,667 shares outstanding                        $100,000
 100,000
Accumulated net realized gain (loss)
        on investments                    895,977                   -
-    895,977
Net unrealized appreciation
        (depreciation) on investments   1,149,127                   -
1,149,127
     NET ASSETS                        $7,384,534        $100,000
-    $7,484,534


NET ASSETS                             $7,384,534        $100,000
$7,484,534
SHARES OUTSTANDING                     204,600           6,667           (3,896)
207,371
NET ASSET VALUE                         $36.09          $15.00           $36.09

(1) The proforma combined shares outstanding consists of 204,600 shares of the Social
Responsibility Portfolio, 6,667 shares of the Calvert Large Cap Growth Fund and 207,371 shares issued to shareholders of the new combined entity, the Calvert Large Cap Growth
Fund

See Notes to Proforma Financial Statements.

BRIDGEWAY FUND, INC. - SOCIAL RESPONSIBILITY PORTFOLIO
CALVERT IMPACT FUND, INC. - CALVERT LARGE CAP GROWTH FUND
PROFORMA STATEMENTS OF OPERATIONS
YEAR ENDED JUNE 30, 2000 (UNAUDITED)

                                            Calvert
                                            Social               Large CaP
                                            Responsibility       Growth
Proforma     Proforma
                                            Portfolio            Portfolio
Adjustments  Combined
NET INVESTMENT INCOME
Investment Income:
  Dividend income                           $27,825              $0
-   $27,825
  Interest income                            21,186               0
-    21,186
     Total investment income                 49,011               0
 -    49,011

Expenses:
  Investment advisory fee                    47,315               0
(5,178) 1   42,137
  Transfer agency fees and expenses               0               0
4,436        4,436
  Accounting fees                            21,340               0
(18,235)      3,105
  Directors' fees and expenses                  413               0
1,805       2,218
  Administrative fees                             0               0
4,436 2       4,436
  Custodian fees                              3,098               0
(2,211)        887
  Registration fees                          12,306               0
(2,548)      9,758
  Reports to shareholders                         0               0
3,105       3,105
  Professional fees                           6,606               0
(5,719)        887
  Miscellaneous                               1,430               0
(986)        444
     Total expenses                          92,508               0
(21,095)     71,413
     Reimbursement from Advisor             (27,589)              0
27,589          0
       Net expenses                          64,919               0
(13,909)      71,414

        NET INVESTMENT INCOME (LOSS)        (15,908)              0
13,909     (22,403)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments     998,103               0
998,103
Net realized gain (loss) on options         (76,990)              0
(76,990)
Change in unrealized appreciation
  or (depreciation)                         341,555               0
341,555

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS               1,262,668               0
-  1,262,668

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $1,246,760              $0
$1,240,265

AVERAGE NET ASSETS                        4,335,516               0
4,435,516
RATIO OF TOTAL EXP TO AVG N/A                 2.13%            0.00%
1.61%
RATIO OF NET EXP TO AVG N/A                   1.50%            0.00%
1.61% 3

1 To reflect the changes in Investment Advisory Fees. The Fund's advisory agreement provides for the Fund to pay the Advisor a fee of 0.25% of the Fund's average daily net assets. The Fund's subadvisory agreement provides for the Fund to pay the subadvisor a fee of 0.45% of the Fund's average daily net assets.
 The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%.

2 To reflect an administrative services fee of 0.10% of the Fund's average daily net assets.

3 The Advisor has agreed to limit operating expenses (net of expense offset arrangements and exclusive of performance fee adjustments) to 0.90%. The performance fee adjustment is +/- 0.25%. The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on July 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See Notes to Proforma Financial Statements.

                            Part C. Other Information

Item  15.          Indemnification  (from  Calvert)

Item  16.          Exhibits

1.  Articles  of  Incorporation.

2.  By-laws

3.  Inapplicable.

4. Agreement and Plan of Reorganization filed herewith-- exhibit A to the form N-14

5.  Specimen  Stock  Certificate  for  Calvert  Impact  Fund,  Inc.

6.  Investment  Advisory  Contract  and  Sub  Investment  Advisory  Contract

7.  Underwriting  Agreement

8.  Directors'  Deferred  Compensation  Agreement

9.  Custodial  Contract

10. Plan  of  Distribution

11. Opinion and Consent of Counsel filed herewith

12. Opinion  and  Consent  of  Counsel  on Tax Matters filed herewith

13. Transfer  Agency  Contract

14. Consent  of  Independent  Auditors filed herewith

15. Inapplicable

16. Copies  of  Power  of  Attorney  Forms

17. (a)  current  Bridgeway  Fund,  Inc.  Prospectus  incorporated by reference

    (b) current Bridgeway Fund, Inc. Statement of Additional Information Incorporated by reference.

Item 17.  Undertakings:

The undersigned registrant agrees that prior to any public reoffering of The securities registered through the use of a prospectus which is a part of This registration statement by any person or party who is deemed to be an Underwriter within the meaning of rule (145(c) of the securities act of 1933, The reoccurring prospectus will contain the information called for by the Applicable registration form for re offerings by persons who may be deemed Underwriters, in addition to the information called for by the other items of The applicable form.

The  undersigned  registrant  agrees that every prospectus that is filed
Under paragraph (1) above will be filed as a part of an amendment to the Registration statement and will not be used until the amendment is effective, And that, in determining any liability under the 1933 act, each post-effective Amendment shall be deemed to be a new registration statement for the securities Offered therein, and the offering of the securities at that time shall be deemed To be the initial bona fide offering of them.

The registrant hereby amends this registration statement on such date or Dates as may be necessary to delay its effective date until the registrant shall File a further amendment which specifically states that this registration Statement shall thereafter become effective in accordance with section 8(a) of The securities act of 1933 or until the registration statement shall become Effective on such date as the commission acting pursuant to said section 8(a), May determine.

                                   signatures

Pursuant to the requirements of the securities act of 1933, this registration Statement has been signed on behalf of the registrant by the undersigned, Thereto duly authorized in the city of Bethesda, and the state of Maryland on The 22nd day of august, 2000.

                              Calvert  Impact  Fund,  Inc.


                         by:   /s/ Barbara Krumsiek
                               Barbara  Krumsiek,  President